US Vegan Climate ETF
Schedule of Investments
April 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Communications - 14.9%
1,792	Airbnb, Inc. - Class A (a)	$214,449
14,721	Alphabet, Inc. - Class A (a)	1,580,152
14,679	Alphabet, Inc. - Class C (a)	1,588,561
1,233	Arista Networks, Inc. (a)	197,477
36,922	AT&T, Inc.	652,412
210	Booking Holdings, Inc. (a)	564,125
697	CDW Corporation	118,204
518	Charter Communications, Inc. - Class A (a)	190,987
19,616	Cisco Systems, Inc.	926,856
23,006	Comcast Corporation - Class A	951,758
1,241	DoorDash, Inc. - Class A (a)	75,937
2,893	eBay, Inc.	134,322
781	Expedia Group, Inc. (a)	73,383
195	FactSet Research Systems, Inc.	80,280
2,812	Gen Digital, Inc.	49,688
833	GoDaddy, Inc. - Class A (a)	63,041
666	Liberty Broadband Corporation - Class C (a)	56,463
1,473	Match Group, Inc. (a)	54,354
1,052	Omnicom Group, Inc.	95,280
1,514	Palo Alto Networks, Inc. (a)	276,244
2,954	Pinterest, Inc. - Class A (a)	67,942
5,287	Snap, Inc. - Class A (a)	46,050
3,260	T-Mobile US, Inc. (a)	469,114
2,264	Trade Desk, Inc. - Class A (a)	145,666
9,385	Uber Technologies, Inc. (a)	291,404
494	VeriSign, Inc. (a)	109,569
21,755	Verizon Communications, Inc.	844,747
		9,918,465
	Consumer, Cyclical - 6.8%
312	Advance Auto Parts, Inc.	39,165
245	AutoNation, Inc. (a)	32,266
821	CarMax, Inc. (a)	57,495
2,219	Copart, Inc. (a)	175,412
728	Cummins, Inc.	171,109
1,685	D.R. Horton, Inc.	185,047
1,879	DraftKings, Inc. - Class A (a)	41,169
2,972	Fastenal Company	160,012
718	Genuine Parts Company	120,847
1,296	Lennar Corporation - Class A	146,202
147	Lithia Motors, Inc.	32,471
796	Live Nation Entertainment, Inc. (a)	53,953
1,274	LKQ Corporation	73,548
3,441	National Vision Holdings, Inc. (a)	72,399
16	NVR, Inc. (a)	93,440
337	O’Reilly Automotive, Inc. (a)	309,133
2,466	PACCAR, Inc.	184,186
439	Planet Fitness, Inc. - Class A (a)	36,498
201	Pool Corporation	70,615
2,527	Rivian Automotive, Inc. - Class A (a)	32,396
13,973	Tesla, Inc. (a)	2,295,904
236	W.W. Grainger, Inc.	164,154
		4,547,421
	Consumer, Non-cyclical - 12.1%
2,161	Automatic Data Processing, Inc.	475,420
148	Avis Budget Group, Inc. (a)	26,147
2,718	Beyond Meat, Inc. (a)	36,802
2,660	Block, Inc. (a)	161,701
222	Celsius Holdings, Inc. (a)	21,217
2,967	Centene Corporation (a)	204,515
1,637	Cigna Group	414,636
2,030	CoStar Group, Inc. (a)	156,208
1,247	Elevance Health, Inc.	584,407
631	Equifax, Inc.	131,488
389	FleetCor Technologies, Inc. (a)	83,215
405	Gartner, Inc. (a)	122,496
67,984	Ginkgo Bioworks Holdings, Inc. (a)	82,940
1,446	Global Payments, Inc.	162,979
1,157	HCA Healthcare, Inc.	332,441
1,174	Hertz Global Holdings, Inc. (a)	19,582
647	Humana, Inc.	343,227
331	Ingredion, Inc.	35,142
961	IQVIA Holdings, Inc. (a)	180,889
728	McKesson Corporation	265,167
301	Molina Healthcare, Inc. (a)	89,665
822	Moody’s Corporation	257,385
458	Natera, Inc. (a)	23,230
224	Omnicell, Inc. (a)	13,612
5,971	PayPal Holdings, Inc. (a)	453,796
1,757	S&P Global, Inc.	637,053
993	TransUnion	68,328
369	United Rentals, Inc.	133,250
4,591	UnitedHealth Group, Inc.	2,259,185
810	Verisk Analytics, Inc.	157,229
311	Waters Corporation (a)	93,412
		8,026,764
	Energy - 0.4%
684	Enphase Energy, Inc. (a)	112,313
493	First Solar, Inc. (a)	90,012
2,965	Plug Power, Inc. (a)	26,774
1,055	Sunrun, Inc. (a)	22,197
		251,296
	Financial - 23.6%
3,041	Aflac, Inc.	212,414
1,396	Allstate Corporation	161,601
2,864	American Express Company	462,078
4,096	American International Group, Inc.	217,252
2,405	American Tower Corporation	491,558
567	Ameriprise Financial, Inc.	173,003
1,048	Aon plc - Class A	340,789
1,879	Arch Capital Group, Ltd. (a)	141,056
1,076	Arthur J. Gallagher & Company	223,873
710	AvalonBay Communities, Inc.	128,063
3,774	Bank of New York Mellon Corporation	160,735
739	Boston Properties, Inc.	39,433
1,204	Brown & Brown, Inc.	77,525
546	Camden Property Trust	60,087
2,009	Capital One Financial Corporation	195,476
547	Cboe Global Markets, Inc.	76,416
1,627	CBRE Group, Inc. - Class A (a)	124,726
2,041	Chubb, Ltd.	411,384
797	Cincinnati Financial Corporation	84,833
2,549	Citizens Financial Group, Inc.	78,866
1,850	CME Group, Inc.	343,674
2,232	Crown Castle, Inc.	274,737
1,437	Discover Financial Services	148,686
470	Equinix, Inc.	340,318
1,887	Equity Residential	119,353
336	Essex Property Trust, Inc.	73,829
685	Extra Space Storage, Inc.	104,147
3,530	Fifth Third Bancorp	92,486
2,723	First Horizon Corporation	47,789
924	First Republic Bank	3,243
1,697	Hartford Financial Services Group, Inc.	120,470
7,330	Huntington Bancshares, Inc.	82,096
2,863	Intercontinental Exchange, Inc.	311,867
3,153	Invitation Homes, Inc.	105,216
1,492	Iron Mountain, Inc.	82,418
4,811	KeyCorp	54,172
3,131	Kimco Realty Corporation	60,084
398	LPL Financial Holdings, Inc.	83,118
920	M&T Bank Corporation	115,736
66	Markel Corporation (a)	90,323
2,596	Marsh & McLennan Companies, Inc.	467,773
6,308	Mastercard, Inc. - Class A	2,397,229
3,175	MetLife, Inc.	194,723
594	Mid-America Apartment Communities, Inc.	91,357
1,773	Nasdaq, Inc.	98,171
3,021	Progressive Corporation	412,064
4,765	Prologis, Inc.	596,816
1,939	Prudential Financial, Inc.	168,693
786	Public Storage	231,736
1,014	Raymond James Financial, Inc.	91,797
3,113	Realty Income Corporation	195,621
4,815	Regions Financial Corporation	87,922
552	SBA Communications Corporation	144,011
1,690	Simon Property Group, Inc.	191,511
619	Sun Communities, Inc.	85,998
2,584	Synchrony Financial	76,254
1,238	Travelers Companies, Inc.	224,251
6,854	Truist Financial Corporation	223,303
1,639	UDR, Inc.	67,740
2,060	Ventas, Inc.	98,983
10,873	Visa, Inc. - Class A	2,530,473
2,350	Welltower, Inc.	186,167
573	Willis Towers Watson plc	132,707
983	W.P. Carey, Inc.	72,939
1,036	W.R. Berkley Corporation	61,041
		15,644,210
	Industrial - 7.3%
378	Advanced Drainage Systems, Inc.	32,402
880	Builders FirstSource, Inc. (a)	83,398
4,377	Carrier Global Corporation	183,046
647	C.H. Robinson Worldwide, Inc.	65,263
625	Crown Holdings, Inc.	53,612
1,444	Deere & Company	545,861
743	Dover Corporation	108,597
2,058	Eaton Corporation plc	343,933
13,861	Energizer Holdings, Inc.	463,373
864	Expeditors International of Washington, Inc.	98,358
1,238	FedEx Corporation	281,992
673	Fortune Brands Innovations, Inc.	43,536
1,580	Graphic Packaging Holding Company	38,963
277	Hubbell, Inc.	74,602
393	IDEX Corporation	81,084
3,591	Johnson Controls International plc	214,885
925	Keysight Technologies, Inc. (a)	133,792
673	Masterbrand, Inc. (a)	5,431
116	Mettler-Toledo International, Inc. (a)	173,014
2,190	Otis Worldwide Corporation	186,807
494	Owens Corning	52,764
661	Parker-Hannifin Corporation	214,746
601	Rockwell Automation, Inc.	170,329
434	Silgan Holdings, Inc.	21,379
222	Simpson Manufacturing Company, Inc.	27,923
779	Stanley Black & Decker, Inc.	67,259
1,205	Trane Technologies plc	223,901
583	Trex Company, Inc. (a)	31,867
1,289	Trimble, Inc. (a)	60,712
3,803	United Parcel Service, Inc. - Class B	683,817
894	Westinghouse Air Brake Technologies Corporation	87,317
		4,853,963
	Technology - 34.2% (b)
5,909	Accenture plc - Class A	1,656,234
3,683	Activision Blizzard, Inc.	286,206
2,418	Adobe, Inc. (a)	912,940
8,360	Advanced Micro Devices, Inc. (a)	747,133
816	Akamai Technologies, Inc. (a)	66,888
448	ANSYS, Inc. (a)	140,636
4,490	Applied Materials, Inc.	507,505
737	Atlassian Corporation - Class A (a)	108,825
1,123	Autodesk, Inc. (a)	218,749
507	BILL Holdings, Inc. (a)	38,943
3,283	Broadcom, Inc.	2,056,799
602	Broadridge Financial Solutions, Inc.	87,537
1,411	Cadence Design Systems, Inc. (a)	295,534
1,293	Cloudflare, Inc. - Class A (a)	60,836
2,697	Cognizant Technology Solutions Corporation - Class A	161,038
1,077	Crowdstrike Holdings, Inc. - Class A (a)	129,294
1,323	Datadog, Inc. - Class A (a)	89,144
1,439	Electronic Arts, Inc.	183,156
699	Entegris, Inc.	52,369
287	EPAM Systems, Inc. (a)	81,060
3,135	Fidelity National Information Services, Inc.	184,087
3,094	Fiserv, Inc. (a)	377,839
3,533	Fortinet, Inc. (a)	222,756
235	HubSpot, Inc. (a)	98,923
21,176	Intel Corporation	657,727
4,654	International Business Machines Corporation	588,312
1,421	Intuit, Inc.	630,853
375	Jack Henry & Associates, Inc.	61,252
770	KLA Corporation	297,636
716	Lam Research Corporation	375,241
4,383	Marvell Technology, Inc.	173,041
2,816	Microchip Technology, Inc.	205,540
5,702	Micron Technology, Inc.	366,981
339	MongoDB, Inc. (a)	81,346
227	Monolithic Power Systems, Inc.	104,867
408	MSCI, Inc.	196,840
1,142	NetApp, Inc.	71,820
14,489	NVIDIA Corporation	4,020,553
2,234	ON Semiconductor Corporation (a)	160,759
7,837	Oracle Corporation	742,321
1,665	Paychex, Inc.	182,917
265	Paycom Software, Inc. (a)	76,948
547	PTC, Inc. (a)	68,807
5,794	QUALCOMM, Inc.	676,739
1,540	ROBLOX Corporation - Class A (a)	54,824
4,993	Salesforce, Inc. (a)	990,461
1,038	Seagate Technology Holdings plc	61,003
1,036	ServiceNow, Inc. (a)	475,959
831	Skyworks Solutions, Inc.	88,003
1,388	Snowflake, Inc. - Class A (a)	205,535
828	Splunk, Inc. (a)	71,407
1,153	SS&C Technologies Holdings, Inc.	67,497
788	Synopsys, Inc. (a)	292,600
826	Take-Two Interactive Software, Inc. (a)	102,664
826	Teradyne, Inc.	75,480
4,772	Texas Instruments, Inc.	797,878
881	Twilio, Inc. - Class A (a)	46,349
212	Tyler Technologies, Inc. (a)	80,354
721	Veeva Systems, Inc. - Class A (a)	129,117
1,152	VMware, Inc. - Class A (a)	144,035
1,594	Western Digital Corporation (a)	54,897
636	Wolfspeed, Inc. (a)	29,606
1,017	Workday, Inc. - Class A (a)	189,304
270	Zebra Technologies Corporation - Class A (a)	77,768
1,123	Zoom Video Communications, Inc. - Class A (a)	68,986
1,431	ZoomInfo Technologies, Inc. (a)	31,353
434	Zscaler, Inc. (a)	39,103
		22,679,114
	Utilities - 0.4%
939	American Water Works Company, Inc.	139,207
1,692	Constellation Energy Corporation	130,961
		270,168
	TOTAL COMMON STOCKS (Cost $62,959,142)	66,191,401

	SHORT-TERM INVESTMENTS - 0.3%
182,830	First American Government Obligations Fund - Class X, 4.72% (c)	182,830
	TOTAL SHORT-TERM INVESTMENTS (Cost $182,830)	182,830
	Total Investments (Cost $63,141,972) - 100.0%	66,374,231
	Other Assets in Excess of Liabilities - 0.0% (d)	12,636
	NET ASSETS - 100.0%	$66,386,867

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of April 30, 2023.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at April 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$66,191,401	$-	$-	$66,191,401
Short-Term Investments	182,830	-	-	182,830
Total Investments in Securities	$66,374,231	$-	$-	$66,374,231

^ See Schedule of Investments for breakout of investments by sector classifications.
For the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3.